Non Purchased Loans (Tables)	12 Months Ended
Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Activity in Related Party Loans	Activity in related party loans during 2019 is presented in the following table.

Balance outstanding at December 31, 2018	$2,941

Principal additions	190

Principal reductions	(2,744)

Balance outstanding at December 31, 2019	$387

Period-End, Non-Accrual Loans, Segregated by Class
Year-end
non-accrual
loans, segregated by class of loans, were as follows:

	2019	2018
Real Estate:
Land Development and Construction	$111	$—
Farmland	232	200
1-4 Family Mortgages	2,160	1,831
Commercial Real Estate	9,082	7,612

Total Real Estate Loans	11,585	9,643

Business Loans:
Commercial and Industrial Loans	338	76
Farm Production and Other Farm Loans	10	31

Total Business Loans	348	107

Consumer Loans:
Other Consumer Loans	60	89

Total Consumer Loans	60	89

Total non-accrual Loans	$11,993	$9,839

Impaired Loans, Segregated by Class of Loans
Impaired loans as of December 31, by class of loans, are as follows:

2019	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$111	$58	$53	$111	$16	$56
Farmland	252	252	—	252	—	261
1-4 Family Mortgages	839	740	99	839	28	996
Commercial Real Estate	11,506	5,949	3,840	9,789	566	9,337

Total Real Estate Loans	12,708	6,999	3,992	10,991	610	10,649

Business:
Commercial and Industrial	144	—	144	144	72	72

Total Business Loans	144	—	144	144	72	72

Total Loans	$12,852	$6,999	$4,136	$11,135	$682	$10,721

2018	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$—	$—	$—	$—	$—	$—
Farmland	269	269	—	269	—	135
1-4 Family Mortgages	1,153	1,062	91	1,153	27	728
Commercial Real Estate	10,601	5,209	3,675	8,884	374	6,489

Total Real Estate Loans	12,023	6,540	3,766	10,306	401	7,352

Total Loans	$12,023	$6,540	$3,766	$10,306	$401	$7,352

Troubled Debt Restructurings Segregated by Class
The following table presents troubled debt restructurings segregated by class:

December 31, 2019	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$2,495

Total	3	$4,871	$2,495

December 31, 2018	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$2,782

Total	3	$4,871	$2,782

Changes in Troubled Debt Restructurings
Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Total at January 1, 2017	3	$3,288
Reductions due to:
Principal paydowns		(241)

Total at January 1, 2018	3	3,047
Reductions due to:
Principal paydowns		(265)

Total at January 1, 2019	3	2,782
Reductions due to:
Principal paydowns		(287)

Total at December 31, 2019	3	$2,495

Financial assets non purchased loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Composition of Net Loans
The composition of loans, net at December 31, 2019 and 2018 is as follows:

	2019	2018
Real Estate:
Land Development and Construction	$66,428	$41,134
Farmland	15,595	14,498
1-4 Family Mortgages	87,631	88,747
Commercial Real Estate	207,604	203,595

Total Real Estate Loans	377,258	347,974

Business Loans:
Commercial and Industrial Loans	84,611	66,421
Farm Production and Other Farm Loans	683	907

Total Business Loans	85,294	67,328

Consumer Loans:
Credit Cards	1,833	1,648
Other Consumer Loans	12,060	12,372

Total Consumer Loans	13,893	14,020

Total Gross Loans	476,445	429,322

Unearned Income	(8)	(45)
Allowance for Loan Losses	(3,755)	(3,372)

Loans, net	$472,682	$425,905

Aging Analysis of Past Due Loans, Segregated by Class
An age analysis of past due loans, segregated by class of loans, as of December 31, 2019 is as follows:

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days Past Due	Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Days Past Due
Real Estate:
Land Development and Construction	$736	$—	$736	$65,692	$66,428	$—
Farmland	171	39	210	15,385	15,595	39
1-4 Family Mortgages	3,116	777	3,893	83,738	87,631	147
Commercial Real Estate	8,511	2,080	10,591	197,013	207,604	18

Total Real Estate Loans	12,534	2,896	15,430	361,828	377,258	204

Business Loans:
Commercial and Industrial Loans	586	312	898	83,713	84,611	52
Farm Production and Other Farm Loans	17	—	17	666	683	—

Total Business Loans	603	312	915	84,379	85,294	52

Consumer Loans:
Credit Cards	45	18	63	1,770	1,833	18
Other Consumer Loans	172	42	214	11,846	12,060	—

Total Consumer Loans	217	60	277	13,616	13,893	18

Total Loans	$13,354	$3,268	$16,622	$459,823	$476,445	$274

An age analysis of past due loans, segregated by class of loans, as of December 31, 2018 is as follows:

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days	Total Past	Current	Total	Days
	Past Due	Past Due	Due Loans	Loans	Loans	Past Due
Real Estate:
Land Development and Construction	$1,494	$54	$1,548	$39,586	$41,134	$54
Farmland	779	29	808	13,690	14,498	—
1-4 Family Mortgages	3,456	330	3,786	84,961	88,747	—
Commercial Real Estate	1,059	2,981	4,040	199,555	203,595	—

Total Real Estate Loans	6,788	3,394	10,182	337,792	347,974	54

Business Loans:
Commercial and Industrial Loans	1,672	21	1,693	64,728	66,421	—
Farm Production and Other Farm Loans	9	—	9	898	907	—

Total Business Loans	1,681	21	1,702	65,626	67,328	—

Consumer Loans:
Credit Cards	16	4	20	1,628	1,648	4
Other Consumer Loans	212	33	245	12,127	12,372	15

Total Consumer Loans	228	37	265	13,755	14,020	19

Total Loans	$8,697	$3,452	$12,149	$417,173	$429,322	$73

Detailed Amount of Gross Loans Segregated by Loan Grade and Class
The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2019:

	Satisfactory 1,2,3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$64,112	$1,682	$634	$—	$—	$66,428
Farmland	14,533	331	731	—	—	15,595
1-4 Family Mortgages	79,068	1,917	6,646	—	—	87,631
Commercial Real Estate	169,270	21,266	17,068	—	—	207,604

Total Real Estate Loans	326,983	25,196	25,079	—	—	377,258

Business Loans:
Commercial and Industrial Loans	80,289	128	4,194	—	—	84,611
Farm Production and Other Farm Loans	669	—	4	—	10	683

Total Business Loans	80,958	128	4,198	—	10	85,294

Consumer Loans:
Credit Cards	1,770	—	63	—	—	1,833
Other Consumer Loans	11,907	59	53	41	—	12,060

Total Consumer Loans	13,677	59	116	41	—	13,893

Total Loans	$421,618	$25,383	$29,393	$41	$10	$476,445

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2018:

	Satisfactory 1,2,3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$39,726	$840	$568	$—	$—	$41,134
Farmland	13,248	339	911	—	—	14,498
1-4 Family Mortgages	79,659	1,751	7,337	—	—	88,747
Commercial Real Estate	172,217	17,938	13,440	—	—	203,595

Total Real Estate Loans	304,850	20,868	22,256	—	—	347,974

Business Loans:
Commercial and Industrial Loans	63,994	81	2,346	—	—	66,421
Farm Production and Other Farm Loans	876	—	31	—	—	907

Total Business Loans	64,870	81	2,377	—	—	67,328

Consumer Loans:
Credit Cards	1,628	—	20	—	—	1,648
Other Consumer Loans	12,181	65	71	55	—	12,372

Total Consumer Loans	13,809	65	91	55	—	14,020

Total Loans	$383,529	$21,014	$24,724	$55	$—	$429,322